UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

January 31, 2008

1.813033.103

GBL-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.2%
	Shares	Value
Argentina - 0.0%
Cresud S.A.C.I.F. y A. sponsored ADR	9,500	$ 164,160
Australia - 4.0%
ASX Ltd.	24,083	1,021,397
Babcock & Brown Ltd.	27,991	450,511
BHP Billiton Ltd.	34,034	1,149,839
Commonwealth Bank of Australia	24,438	1,082,469
Computershare Ltd.	143,088	1,016,135
CSL Ltd.	128,387	3,932,438
Macquarie Group Ltd.	14,286	832,620
Newcrest Mining Ltd.	26,000	814,320
QBE Insurance Group Ltd.	38,990	971,899
Sunland Group Ltd.	319,624	962,945
Toll Holdings Ltd.	24,504	241,687
United Group Ltd.	33,501	454,485
Woolworths Ltd.	42,913	1,108,165
WorleyParsons Ltd.	30,489	1,073,288
TOTAL AUSTRALIA		15,112,198
Belgium - 0.3%
Fortis	24,600	550,319
InBev SA	6,600	544,769
TOTAL BELGIUM		1,095,088
Bermuda - 0.4%
Aquarius Platinum Ltd. (United Kingdom)	25,700	310,751
Brookfield Infrastructure Partners LP	164	3,444
Bunge Ltd.	410	48,573
Covidien Ltd.	20,000	892,600
SeaDrill Ltd. (a)	21,900	458,941
TOTAL BERMUDA		1,714,309
Brazil - 0.0%
Bolsa de Mercadorias & Futuros - BM&F SA	24,900	224,369
Canada - 2.3%
Aeroplan Income Fund	1,300	26,426
Agrium, Inc.	700	45,158
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,800	47,236
AltaGas Income Trust	1,600	37,228
B2Gold Corp.	8,900	16,407
Bank of Montreal	5,100	288,401
Barrick Gold Corp.	3,000	154,880
BCE, Inc.	3,900	135,667
Common Stocks - continued
	Shares	Value
Canada - continued
Bombardier, Inc. Class B (sub. vtg.) (a)	39,300	$ 193,847
Brookfield Asset Management, Inc. Class A	4,200	138,488
Brookfield Properties Corp.	2,500	50,775
CAE, Inc.	6,300	70,813
Cameco Corp.	1,900	64,371
Canadian Imperial Bank of Commerce	1,100	80,290
Canadian National Railway Co.	1,200	60,756
Canadian Natural Resources Ltd.	5,000	319,914
Canadian Oil Sands Trust	4,800	181,755
Canadian Tire Corp. Ltd. Class A (non-vtg.)	400	25,693
CGI Group, Inc. Class A (sub. vtg.) (a)	4,500	45,065
CI Financial Income Fund	1,500	32,435
Corus Entertainment, Inc. Class B (non-vtg.)	2,000	43,386
Duvernay Oil Corp. (a)	800	24,951
EnCana Corp.	5,300	349,566
Finning International, Inc.	3,300	86,582
Flint Energy Services Ltd. (a)	900	14,797
Fording Canadian Coal Trust	1,000	44,841
Galleon Energy, Inc. Class A (a)	1,600	22,895
Garda World Security Corp. (a)	2,500	36,396
Gildan Activewear, Inc. (a)	4,300	158,923
Goldcorp, Inc.	7,000	260,455
Great Canadian Gaming Corp. (a)	2,500	32,260
Harry Winston Diamond Corp.	800	19,730
Husky Energy, Inc.	3,100	128,473
ING Canada, Inc.	1,200	41,254
Keyera Facilities Income Fund	2,200	38,693
Kinross Gold Corp. (a)	8,700	192,023
MacDonald Dettwiler & Associates Ltd. (a)	1,500	67,515
Manulife Financial Corp.	9,800	369,325
Mecachrome International, Inc. (a)(g)	600	5,590
Metro, Inc. Class A (sub. vtg.)	1,500	35,499
Miranda Technologies, Inc. (a)	1,400	14,592
National Bank of Canada	2,200	110,773
Nexen, Inc.	3,300	94,507
Niko Resources Ltd.	1,100	93,290
Noveko International, Inc. (a)	4,000	32,923
Onex Corp. (sub. vtg.)	800	24,067
Open Text Corp. (a)	1,500	46,560
Orezone Resources, Inc. Class A (a)	22,300	31,776
Petro-Canada	2,900	131,859
Potash Corp. of Saskatchewan, Inc.	2,700	380,376
Common Stocks - continued
	Shares	Value
Canada - continued
Power Corp. of Canada (sub. vtg.)	2,700	$ 95,780
Quebecor, Inc. Class B (sub. vtg.)	2,200	69,362
Research In Motion Ltd. (a)	6,500	610,220
Rogers Communications, Inc. Class B (non-vtg.)	7,100	271,605
Royal Bank of Canada	7,600	383,578
Saskatchewan Wheat Pool, Inc. (a)	4,500	52,374
Shoppers Drug Mart Corp.	2,900	141,886
Shore Gold, Inc. (a)	6,200	22,550
SNC-Lavalin Group, Inc.	6,900	296,888
Sun Life Financial, Inc.	2,000	98,949
Suncor Energy, Inc.	4,400	413,891
Talisman Energy, Inc.	6,100	96,404
TELUS Corp. (non-vtg.)	1,300	54,666
Toronto-Dominion Bank	6,100	413,393
TransCanada Corp.	8,900	350,927
TransForce Income Fund	1,500	13,901
TSX Group, Inc.	1,000	45,837
Uranium One, Inc. (a)	3,500	24,344
Yamana Gold, Inc.	9,200	152,638
Yellow Pages Income Fund	6,700	80,182
TOTAL CANADA		8,638,857
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	228,000	376,031
Pacific Online Ltd.	49,000	12,065
TOTAL CAYMAN ISLANDS		388,096
Cyprus - 0.2%
Bank of Cyprus Public Co. Ltd.	41,900	654,422
Marfin Popular Bank Public Co.	22,800	231,251
TOTAL CYPRUS		885,673
Denmark - 0.1%
Vestas Wind Systems AS (a)	2,600	252,570
Finland - 0.5%
Neste Oil Oyj	14,500	465,678
Nokia Corp. sponsored ADR	35,500	1,311,725
TOTAL FINLAND		1,777,403
France - 2.6%
Alstom SA	2,600	525,126
AXA SA	17,900	614,328
Common Stocks - continued
	Shares	Value
France - continued
BNP Paribas SA	6,500	$ 644,871
Electricite de France	5,500	573,722
Eutelsat Communications	22,400	594,917
Groupe Danone	10,300	836,875
Pernod Ricard SA	6,800	723,529
Pinault Printemps-Redoute SA	3,500	492,677
Remy Cointreau SA	6,400	386,064
Renault SA	2,700	308,220
Societe Generale Series A	2,000	251,267
Suez SA (France)	14,200	859,100
Total SA sponsored ADR	22,800	1,659,384
Veolia Environnement	10,012	823,667
Vivendi	14,663	590,953
TOTAL FRANCE		9,884,700
Germany - 2.5%
Adidas-Salomon AG	10,800	688,953
Bayer AG	11,400	934,800
Continental AG	4,500	467,316
Deutsche Boerse AG	4,400	770,028
E.ON AG	7,500	1,394,318
K&S AG	800	202,406
Linde AG	5,300	691,684
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	4,500	808,626
RWE AG (f)	8,800	1,080,435
SAP AG sponsored ADR (f)	9,100	434,980
Siemens AG (Reg.)	11,400	1,479,720
SolarWorld AG	9,800	434,564
TOTAL GERMANY		9,387,830
Greece - 0.1%
Public Power Corp. of Greece	8,600	403,357
Hong Kong - 1.4%
Hang Seng Bank Ltd.	63,600	1,249,578
Hong Kong Exchanges & Clearing Ltd.	43,500	897,063
Li & Fung Ltd.	286,000	1,063,681
Sun Hung Kai Properties Ltd.	60,000	1,173,461
Swire Pacific Ltd. (A Shares)	56,500	768,072
TOTAL HONG KONG		5,151,855
Common Stocks - continued
	Shares	Value
Ireland - 0.3%
Anglo Irish Bank Corp. plc	35,300	$ 501,557
CRH PLC	13,300	505,030
TOTAL IRELAND		1,006,587
Italy - 0.9%
Fiat SpA	21,600	505,483
Finmeccanica SpA	12,700	379,659
IFIL Finanziaria di Partecipazioni SpA	8,236	66,598
Intesa Sanpaolo SpA	172,200	1,225,849
Prysmian SpA	10,600	212,972
UniCredit SpA	121,000	893,627
TOTAL ITALY		3,284,188
Japan - 4.9%
ABC-Mart, Inc.	6,500	161,690
Asahi Glass Co. Ltd.	45,000	560,331
Astellas Pharma, Inc.	10,500	455,234
Atlus Co. Ltd. (a)	22,600	128,590
Bridgestone Corp.	19,800	335,369
Canon, Inc.	3,800	161,766
Capcom Co. Ltd.	4,300	104,336
Central Japan Ry Co.	55	508,464
Daihen Corp.	13,000	58,196
Daiichi Sankyo Co. Ltd.	7,000	210,007
East Japan Railway Co.	77	636,537
Fuji Machine Manufacturing Co. Ltd.	5,200	100,498
Fujitsu Ltd.	75,000	486,692
Haseko Corp. (a)	8,500	14,389
Hitachi Ltd.	85,000	638,265
Hitachi Metals Ltd.	31,000	407,580
Hitachi Software Engineerng Co. Ltd.	6,100	146,290
Honda Motor Co. Ltd.	12,100	381,634
Ito En Ltd.	8,800	189,523
Japan Tobacco, Inc.	123	645,481
Kansai Electric Power Co., Inc.	25,000	625,411
Konica Minolta Holdings, Inc.	17,000	272,595
Kuraray Co. Ltd.	12,000	142,989
Lawson, Inc.	7,700	275,181
Matsumotokiyoshi Holdings Co. Ltd.	5,800	139,913
Millea Holdings, Inc.	8,400	318,780
Miraca Holdings, Inc.	6,300	157,307
Mitsubishi Corp.	20,900	546,431
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Electric Corp.	8,000	$ 72,830
Mitsui & Co. Ltd.	21,000	419,684
Mitsui Chemicals, Inc.	27,000	180,542
Mitsui O.S.K. Lines Ltd.	21,000	255,563
Mizuho Financial Group, Inc.	39	182,658
Namco Bandai Holdings, Inc.	12,400	172,362
New City Residence Investment Corp.	88	337,666
Nikon Corp.	9,000	245,462
Nintendo Co. Ltd.	1,500	741,000
Nippon Mining Holdings, Inc.	32,500	191,338
Nomura Holdings, Inc.	4,000	58,560
NTT DoCoMo, Inc.	320	506,880
Okinawa Cellular Telephone Co.	126	238,183
Osaka Securities Exchange Co. Ltd.	18	97,338
Sankei Building Co. Ltd. (f)	34,200	330,968
SHO-BOND Holdings Co. Ltd.	15,200	188,124
Sony Corp.	19,900	945,051
Sumitomo Electric Industries Ltd.	19,200	280,245
Sumitomo Mitsui Financial Group, Inc.	164	1,292,505
Sumitomo Trust & Banking Co. Ltd.	67,000	424,697
Takashimaya Co. Ltd.	11,000	117,107
The Sumitomo Warehouse Co. Ltd.	16,000	84,266
THK Co. Ltd.	9,000	178,595
Tohokushinsha Film Corp.	7,500	84,642
Tokai Carbon Co. Ltd.	22,000	172,143
Tokyo Tomin Bank Ltd.	2,300	63,919
Toyota Motor Corp.	24,500	1,329,738
Uni-Charm Corp.	6,900	454,895
TOTAL JAPAN		18,456,440
Luxembourg - 0.2%
ArcelorMittal SA (France)	10,800	716,837
Mexico - 1.0%
America Movil SAB de CV Series L sponsored ADR	62,800	3,762,348
Netherlands - 0.7%
Koninklijke KPN NV	53,400	969,325
Unilever NV (NY Shares)	52,000	1,691,040
TOTAL NETHERLANDS		2,660,365
Norway - 0.5%
Orkla ASA (A Shares)	23,450	310,515
Petroleum Geo-Services ASA	19,850	426,577
Common Stocks - continued
	Shares	Value
Norway - continued
Pronova BioPharma ASA	118,600	$ 429,734
Renewable Energy Corp. AS (a)	10,600	277,113
Telenor ASA	17,000	346,800
TOTAL NORWAY		1,790,739
Papua New Guinea - 0.0%
Lihir Gold Ltd. (a)	66,601	222,150
Russia - 0.2%
OAO Gazprom sponsored ADR	14,400	702,720
Singapore - 1.1%
DBS Group Holdings Ltd.	81,000	993,493
Keppel Corp. Ltd.	131,000	1,046,521
Raffles Education Corp. Ltd.	430,000	713,126
Rickmers Maritime	703,000	525,886
Singapore Exchange Ltd.	120,000	812,985
TOTAL SINGAPORE		4,092,011
Spain - 0.7%
Banco Santander SA	27,300	483,009
Compania de Distribucion Integral Logista SA	1,300	102,800
Inditex SA	8,200	412,022
Telefonica SA sponsored ADR	18,500	1,624,300
TOTAL SPAIN		2,622,131
Sweden - 0.3%
Atlas Copco AB (A Shares)	26,800	377,880
H&M Hennes & Mauritz AB (B Shares)	9,000	487,890
TELE2 AB (B Shares)	21,000	430,566
TOTAL SWEDEN		1,296,336
Switzerland - 2.5%
ABB Ltd. (Reg.)	31,311	783,061
Credit Suisse Group (Reg.)	4,019	228,159
Julius Baer Holding AG	8,404	590,279
Lindt & Spruengli AG	21	681,734
Nestle SA (Reg.)	4,089	1,839,232
Novartis AG (Reg.)	20,934	1,059,470
Roche Holding AG (participation certificate)	14,266	2,609,537
Sonova Holding AG	6,698	598,710
Syngenta AG sponsored ADR	14,100	743,634
UBS AG (NY Shares)	4,700	194,063
TOTAL SWITZERLAND		9,327,879
Common Stocks - continued
	Shares	Value
United Kingdom - 4.2%
3i Group plc	23,475	$ 439,684
Autonomy Corp. PLC (a)	6,300	115,140
Barclays PLC	19,600	184,877
BG Group PLC	77,900	1,702,894
easyJet PLC (a)	25,900	242,682
GlaxoSmithKline PLC	31,300	741,497
HSBC Holdings PLC sponsored ADR	15,300	1,150,254
Kesa Electricals PLC	28,000	134,692
Lloyds TSB Group PLC	39,900	348,470
Man Group plc	48,500	534,001
Misys PLC	58,300	203,400
Reckitt Benckiser Group PLC	23,600	1,236,199
Rio Tinto PLC (Reg.)	9,600	976,680
Royal Bank of Scotland Group PLC	42,300	326,120
Royal Dutch Shell PLC Class A (United Kingdom)	86,300	3,094,049
Signet Group PLC	158,100	207,259
Standard Chartered PLC (United Kingdom)	25,400	851,770
Tesco PLC	67,600	565,120
Tullow Oil PLC	23,900	286,382
Vodafone Group PLC	215,300	749,244
Vodafone Group PLC sponsored ADR	29,000	1,009,200
Xstrata PLC	9,800	754,551
TOTAL UNITED KINGDOM		15,854,165
United States of America - 25.2%
Albemarle Corp.	73,900	2,679,614
Altria Group, Inc.	14,000	1,061,480
American Capital Strategies Ltd. (f)	19,000	668,230
American International Group, Inc.	47,300	2,609,068
American Tower Corp. Class A (a)	700	26,271
Amphenol Corp. Class A	16,000	639,040
Amylin Pharmaceuticals, Inc. (a)	10,900	323,185
Apple, Inc. (a)	7,900	1,069,344
Applied Materials, Inc.	35,000	627,200
AT&T, Inc.	12,400	477,276
Avnet, Inc. (a)	12,000	427,320
Bank of America Corp.	63,400	2,811,790
Bank of New York Mellon Corp.	55,000	2,564,650
BB&T Corp.	5,000	181,400
Burlington Northern Santa Fe Corp.	22,000	1,903,440
Cabot Oil & Gas Corp.	26,800	1,036,892
Capital One Financial Corp.	11,000	602,910
Common Stocks - continued
	Shares	Value
United States of America - continued
CB Richard Ellis Group, Inc. Class A (a)	21,300	$ 413,433
Cisco Systems, Inc. (a)	77,950	1,909,775
Citigroup, Inc.	40,800	1,151,376
Cohen & Steers, Inc.	5,000	142,450
CVS Caremark Corp.	18,000	703,260
D.R. Horton, Inc.	124,000	2,139,000
Drew Industries, Inc. (a)	13,000	352,170
Eaton Corp.	49,200	4,071,792
Eaton Vance Corp. (non-vtg.)	23,000	857,210
Fannie Mae	23,500	795,710
First Horizon National Corp.	8,000	173,360
First Marblehead Corp.	17,000	279,480
General Growth Properties, Inc.	35,000	1,278,200
Gilead Sciences, Inc. (a)	46,200	2,110,878
Google, Inc. Class A (sub. vtg.) (a)	4,204	2,372,317
Harley-Davidson, Inc.	22,000	892,760
Hess Corp.	7,000	635,810
Hewlett-Packard Co.	13,300	581,875
IndyMac Bancorp, Inc.	44,000	359,480
J.B. Hunt Transport Services, Inc.	12,200	379,420
Johnson Controls, Inc.	29,600	1,046,952
Lehman Brothers Holdings, Inc.	30,700	1,970,019
Marshall & Ilsley Corp.	16,000	446,400
Masco Corp.	33,700	772,741
McGraw-Hill Companies, Inc.	16,000	684,160
Medco Health Solutions, Inc. (a)	30,000	1,502,400
Merrill Lynch & Co., Inc.	7,700	434,280
Microsoft Corp.	119,000	3,879,400
Norfolk Southern Corp.	75,000	4,079,250
NRG Energy, Inc. (a)	68,200	2,631,838
Omniture, Inc. (a)	45,300	1,119,816
Oracle Corp. (a)	79,900	1,641,945
PACCAR, Inc.	9,000	422,280
Polo Ralph Lauren Corp. Class A	54,000	3,271,860
Popular, Inc.	27,000	365,040
PPL Corp.	44,900	2,196,508
Quicksilver Resources, Inc. (a)	13,350	758,681
Range Resources Corp.	46,000	2,402,120
Raytheon Co. warrants 6/16/11 (a)	112	3,199
Ryder System, Inc.	14,000	728,840
SLM Corp.	68,400	1,487,700
Southwestern Energy Co. (a)	85,000	4,752,350
Common Stocks - continued
	Shares	Value
United States of America - continued
State Street Corp.	33,500	$ 2,751,020
Synovus Financial Corp.	27,000	356,670
T. Rowe Price Group, Inc.	84,000	4,249,560
The Coca-Cola Co.	8,000	473,360
Thor Industries, Inc.	15,000	529,800
Tim Hortons, Inc.	1,100	37,675
Transocean, Inc. (a)	2,000	245,200
Under Armour, Inc. Class A (sub. vtg.) (a)	17,000	684,250
Union Pacific Corp.	8,300	1,037,749
URS Corp. (a)	12,426	545,501
Valero Energy Corp.	600	35,514
Wachovia Corp.	20,000	778,600
Wal-Mart Stores, Inc.	46,000	2,340,480
Whirlpool Corp.	11,000	936,210
Wilmington Trust Corp., Delaware	27,100	944,977
Zions Bancorp	23,000	1,259,020
TOTAL UNITED STATES OF AMERICA		95,112,231
TOTAL COMMON STOCKS (Cost $208,867,159)		215,987,592
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
Bank of America Corp. Series L, 7.25%	500	556,175
Nonconvertible Preferred Stocks - 0.1%
Italy - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a)	7,800	228,493
TOTAL PREFERRED STOCKS (Cost $680,691)		784,668
Corporate Bonds - 10.7%
		Principal Amount (d)
Convertible Bonds - 0.1%
United Kingdom - 0.1%
Shire PLC 2.75% 5/9/14		$ 300,000	283,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 10.6%
Australia - 0.0%
QBE Capital Funding II LP 6.797% (g)(i)		$ 130,000	$ 122,409
Bermuda - 0.1%
Northern Offshore Ltd. 9.6113% 6/14/10 (g)(i)		100,000	96,750
Sea Production Ltd. 9.12% 2/14/12 (g)(i)		100,000	95,000
SeaDrill Ltd. 6.97% 1/23/09 (g)(i)	NOK	1,000,000	183,942
TOTAL BERMUDA			375,692
British Virgin Islands - 0.0%
CEMEX SAB de CV 6.196% (i)		100,000	97,310
Cayman Islands - 0.3%
Cullinan Finance Ltd. 4.608% 8/5/08 (i)	EUR	200,000	296,962
Finans Capital Finance Ltd. 9% 10/7/14 (Reg. S) (e)		160,000	166,246
MUFG Capital Finance 5 Ltd. 6.299% (i)	GBP	100,000	184,673
PetroProd Ltd. 10.3769% 1/12/12 (g)(i)		100,000	92,500
SMFG Finance Ltd. 6.164% (i)	GBP	75,000	130,666
Vale Overseas Ltd. 6.875% 11/21/36		325,000	301,044
TOTAL CAYMAN ISLANDS			1,172,091
Cyprus - 0.1%
Colgrade Ltd. 8.25% 6/28/10		380,000	361,171
Mizuho Capital Investment Europe 1 Ltd. 5.02% (i)	EUR	100,000	135,283
TOTAL CYPRUS			496,454
France - 1.9%
BNP Paribas SA 5.215% 11/23/15 (i)		200,000	197,318
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (i)	EUR	150,000	207,111
CMA CGM SA 5.5% 5/16/12 (Reg. S)	EUR	195,000	234,084
Compagnie de Financement Foncier 4.625% 9/23/17	EUR	1,700,000	2,561,789
Compagnie de St. Gobain 4.847% 4/11/12 (i)	EUR	175,000	251,317
Credit Agricole SA 4.486% 1/19/10 (i)	EUR	800,000	1,185,884
Dexia Municipal Agency 4.5% 11/13/17	EUR	1,450,000	2,173,973
France Telecom SA 4.375% 2/21/12	EUR	100,000	145,995
Natixis SA 4.552% 1/26/17 (i)	EUR	100,000	137,721
Societe Generale 6.999%	EUR	100,000	147,378
TOTAL FRANCE			7,242,570
Germany - 0.3%
Bayer AG:
4.698% 4/10/10 (i)	EUR	200,000	294,520
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Germany - continued
Bayer AG: - continued
5.625% 5/23/18	GBP	150,000	$ 279,471
BayernLB Capital Trust I 6.2032% (i)		250,000	214,478
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (i)	EUR	250,000	347,426
Wuerttembergische Lebens AG 5.375% 6/1/26 (i)	EUR	100,000	143,775
TOTAL GERMANY			1,279,670
Hong Kong - 0.2%
Chong Hing Bank Ltd. 5.9206% 12/16/16 (i)		175,000	173,595
Dah Sing Bank Ltd. 5.8738% 6/3/16 (i)		250,000	241,875
Wing Hang Bank Ltd. 6% (i)		260,000	256,599
TOTAL HONG KONG			672,069
India - 0.1%
Export-Import Bank of India 1.5081% 6/7/12 (i)	JPY	40,000,000	374,645
ICICI Bank Ltd. 4.9169% 1/12/10 (Reg. S) (i)		125,000	119,065
TOTAL INDIA			493,710
Ireland - 0.5%
Ardagh Glass Group plc 10.75% 3/1/15 pay-in-kind	EUR	94,837	125,365
Bank of Ireland UK Holdings PLC 7.4% (i)	EUR	400,000	601,025
JSC Vneshtorgbank 7% 4/13/09 (Issued by Dali Capital PLC for JSC Vneshtorgbank)	RUB	7,000,000	285,118
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	3,800,000	151,278
Saphir Finance PLC 6.8509% (i)	GBP	50,000	34,801
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	384,464
VTB24 Capital PLC 5.9706% 12/7/09 (i)		270,000	259,686
TOTAL IRELAND			1,841,737
Italy - 0.3%
Banca Italease SpA 4.803% 2/2/10 (i)	EUR	400,000	555,245
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	150,000	203,366
Intesa Sanpaolo SpA 6.375% 11/12/17 (i)	GBP	150,000	294,895
TOTAL ITALY			1,053,506
Kazakhstan - 0.2%
Alliance Bank JSC 9% 6/27/08		360,000	360,792
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Kazakhstan - continued
ATF Bank JSC 8.875% 11/9/09		$ 200,000	$ 200,672
Bank Caspian JSC 7.875% 10/17/08		100,000	96,786
TOTAL KAZAKHSTAN			658,250
Korea (South) - 0.2%
GS Caltex Corp. 5.5% 4/24/17 (Reg. S)		300,000	279,840
Hyundai Capital Services, Inc. 5.625% 1/24/12		200,000	192,586
Woori Bank 6.208% 5/2/67 (Reg. S) (i)		300,000	249,435
TOTAL KOREA (SOUTH)			721,861
Luxembourg - 0.8%
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	100,000	147,728
Gaz Capital SA (Luxembourg) 6.58% 10/31/13	GBP	100,000	188,732
Glencore Finance (Europe) SA:
6.5% 2/27/19	GBP	200,000	375,245
8%		450,000	433,755
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (i)		500,000	486,690
Lux-Development SA 6.1% 10/31/16 (e)	EUR	200,000	296,028
RBD Capital SA 6.5% 8/11/08		400,000	400,280
Russian Standard Finance SA 6.825% 9/16/09	EUR	150,000	210,048
TNK-BP Finance SA 7.5% 7/18/16		250,000	242,438
VTB Capital SA 6.66% 11/2/09 (i)		175,000	172,375
TOTAL LUXEMBOURG			2,953,319
Malaysia - 0.1%
IOI Ventures (L) Bhd 5.25% 3/16/15		300,000	291,402
Multi-National - 0.1%
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	200,000	259,517
Netherlands - 1.0%
ALB Finance BV 8.75% 4/20/11		100,000	85,461
ASML Holding NV 5.75% 6/13/17	EUR	250,000	328,850
Asset Repackaging Trust Five BV 12.009% 12/21/11 pay-in-kind (i)	EUR	106,713	151,537
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	274,220	384,272
CenterCredit International BV 8.625% 1/30/14 (Reg. S)		100,000	89,750
Deutsche Telekom International Finance BV 6.625% 7/11/11 (i)	EUR	125,000	195,763
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Netherlands - continued
EDP Finance BV 5.375% 11/2/12		$ 200,000	$ 205,710
Eureko BV 5.125% (i)	EUR	200,000	268,454
HeidelbergCement Finance BV 6.375% 1/25/12	EUR	300,000	446,031
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		300,000	267,750
Invitel Holdings NN 12.826% 4/15/13 (Reg. S) (i)	EUR	200,000	267,651
Media Nusantara Citra BV 10.75% 9/12/11		148,958	155,274
SABIC Europe BV 4.5% 11/28/13	EUR	200,000	272,549
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (i)	GBP	150,000	279,692
TuranAlem Finance BV 6.25% 9/27/11	EUR	250,000	314,185
TOTAL NETHERLANDS			3,712,929
Norway - 0.9%
Africa Offshore Services AS 10.83% 6/29/12 (g)(i)		100,000	95,500
Aker Floating Production ASA 8.14% 7/3/08 (i)		100,000	100,000
DDI Holding AS:
9.3% 1/19/12 (j)		89,201	89,201
10.2594% 3/15/12 (g)(i)		100,000	101,550
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,029,922
MPF Corp. (Norway) AS 11.6763% 9/20/11 (g)(i)		200,000	190,000
MPU-Multi Purpose Unit-Offshore Lift ASA 10.67% 12/22/11 (g)(i)	NOK	1,000,000	187,640
OffRig Drilling ASA 9.75% 4/27/11 (g)		100,000	98,500
Petromena AS 10.85% 11/19/10 (g)		100,000	96,000
ProdJack AS:
11.25% 2/22/13 (g)		100,000	95,000
11.25% 3/8/13 (g)		100,000	94,500
Sevan Marine ASA 9.25% 12/20/11 (g)		100,000	100,000
Sinvest ASA 11.99% 12/22/09 (g)(i)	NOK	1,500,000	286,817
TOTAL NORWAY			3,564,630
Russia - 0.1%
Bank St. Petersburg 9.501% 11/25/09 (Issued by BSPB Finance PLC for Bank St. Petersburg)		250,000	244,863
Raspadskaya Securities Ltd. 7.5% 5/22/12		300,000	291,180
TOTAL RUSSIA			536,043
Spain - 0.2%
Bancaja Emisiones SA 4.625% (i)	EUR	275,000	311,898
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Spain - continued
Santander Issuances SA Unipersonal 4.663% 7/25/17 (i)	EUR	150,000	$ 211,165
Telefonica Emisiones SAU 5.888% 1/31/14	GBP	100,000	195,871
TOTAL SPAIN			718,934
Sweden - 0.2%
PA Resources AB 9.5% 1/9/09 (g)		100,000	99,500
Svenska Handelsbanken AB 5.1406% 3/15/16 (i)		200,000	194,189
Telefonaktiebolaget LM Ericsson 7.875% 6/5/08 (i)	GBP	200,000	399,367
TOTAL SWEDEN			693,056
United Kingdom - 1.1%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	170,000	328,826
Amlin PLC 6.5% 12/19/26 (i)	GBP	125,000	226,676
Getin Finance PLC 6.589% 5/13/09 (i)	EUR	100,000	144,071
ICICI Bank UK PLC 5.66% 2/27/12 (i)		125,000	118,110
Lloyds TSB Group PLC 6.267% (g)(i)		200,000	176,868
Novae Group plc 8.375% 4/27/17 (i)	GBP	50,000	101,279
Old Mutual plc 4.5% 1/18/17 (i)	EUR	150,000	210,418
Rexam PLC 4.375% 3/15/13 (g)	EUR	250,000	345,580
Royal Bank of Scotland Group PLC 4.8788% 10/1/08 (i)		1,500,000	1,502,405
Royal Bank of Scotland PLC 4.0175% 7/24/14 (i)		200,000	197,821
UBS AG, Jersey 4.1013% 4/18/16 (i)		200,000	192,087
Ukrsotsbank 8% 2/22/10 (Issued by Credit Suisse First Boston International for Ukrsotsbank)		300,000	300,105
Vodafone Group PLC 5.32% 2/27/12 (i)		160,000	154,082
TOTAL UNITED KINGDOM			3,998,328
United States of America - 1.9%
BA Covered Bond 4.125% 4/5/12	EUR	1,700,000	2,500,085
Banca Popolare di Lodi Investor Trust III 6.742% (i)	EUR	200,000	279,398
BSP Finance BV 10.75% 11/1/11		100,000	96,000
DaimlerChrysler NA Holding Corp.:
4.375% 3/16/10	EUR	250,000	368,949
5.5413% 3/13/09 (i)		100,000	99,344
General Electric Co. 5.25% 12/6/17		200,000	201,761
HVB Funding Trust VIII 7.055% (i)	EUR	800,000	1,194,532
Morgan Stanley 4.711% 7/20/12 (i)	EUR	430,000	599,471
Procter & Gamble Co. 5.125% 10/24/17	EUR	150,000	225,535
Schering-Plough Corp. 5.375% 10/1/14	EUR	200,000	298,586
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
SLM Corp.:
5.098% 6/15/09 (i)	EUR	100,000	$ 137,706
5.148% 12/15/10 (i)	EUR	200,000	256,630
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	787,440
TOTAL UNITED STATES OF AMERICA			7,045,437
TOTAL NONCONVERTIBLE BONDS			40,000,924
TOTAL CORPORATE BONDS (Cost $39,482,832)			40,283,974
Government Obligations - 26.0%

Canada - 0.9%
Canadian Government 5.25% 6/1/12	CAD	3,250,000	3,463,255
Finland - 0.5%
Finnish Government 3.875% 9/15/17	EUR	1,350,000	1,983,093
France - 2.3%
French Republic:
1% 7/25/17	EUR	1,877,400	2,582,029
5.5% 4/25/29	EUR	3,590,000	6,059,868
TOTAL FRANCE			8,641,897
Germany - 6.6%
German Federal Republic:
3.75% 1/4/17	EUR	6,000,000	8,831,680
4% 7/4/16	EUR	637,500	954,718
4.25% 7/4/14	EUR	10,000,000	15,313,807
TOTAL GERMANY			25,100,205
Ireland - 0.2%
Irish Republic 4.5% 10/18/18	EUR	450,000	688,465
Italy - 0.6%
Italian Republic 6% 5/1/31	EUR	1,210,000	2,105,975
Japan - 11.5%
Japan Government:
0.5466% to 0.5928% 2/4/08 to 5/8/08	JPY	1,100,000,000	10,337,083
0.92% 11/20/20 (i)	JPY	225,000,000	2,044,320
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.3% 12/20/11	JPY	210,000,000	$ 2,012,884
1.3% 3/20/15	JPY	900,000,000	8,582,630
1.5% 3/20/14	JPY	400,000,000	3,870,629
1.9% 6/20/16	JPY	660,000,000	6,533,584
2.5% 9/20/36	JPY	350,000,000	3,383,015
2.5% 9/20/37	JPY	150,000,000	1,446,887
Real Return Bond 1.1% 12/10/16	JPY	573,144,000	5,412,294
TOTAL JAPAN			43,623,326
United Kingdom - 0.9%
UK Treasury GILT 5% 3/7/18	GBP	1,575,000	3,264,844
United States of America - 2.5%
U.S. Treasury Bonds 5% 5/15/37		300,000	332,273
U.S. Treasury Inflation-Indexed Notes 1.625% 1/15/15		2,256,046	2,344,876
U.S. Treasury Notes:
3.375% 12/15/08		465,000	469,904
4.375% 8/15/12		185,000	198,109
4.625% 2/29/12		130,000	140,024
4.75% 5/31/12		2,020,000	2,187,755
5% 8/15/11		2,500,000	2,714,063
5.125% 5/15/16		855,000	952,991
TOTAL UNITED STATES OF AMERICA			9,339,995
TOTAL GOVERNMENT OBLIGATIONS (Cost $92,042,541)			98,211,055
U.S. Government Agency - Mortgage Securities - 0.6%

Fannie Mae - 0.6%
6% 2/1/38 (h) (Cost $2,299,922)		2,250,000	2,309,370
Asset-Backed Securities - 0.7%

Bosphorus Financial Services Ltd. 6.6688% 2/15/12 (Reg. S) (i)		250,000	246,250
Clock Finance BV Series 2007-1 Class B2, 4.847% 2/25/15 (i)	EUR	100,000	140,010
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 4.678% 1/30/40 (i)	EUR	50,000	$ 72,221
Class D, 4.878% 1/30/40 (i)	EUR	100,000	142,331
Preferred Term Securities XII Ltd. 6.6106% 12/24/33 (g)(i)		400,000	378,000
Preferred Term Securities XXIII Ltd. 5.1906% 12/22/36 (g)(i)		328,008	302,587
Prime Bricks Series 2007-1:
Class B, 4.678% 1/30/40 (i)	EUR	50,000	72,221
Class C, 4.878% 1/30/40 (i)	EUR	50,000	71,165
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.554% 3/10/17 (i)	EUR	100,000	133,930
Provide Bricks Series 2007-1 Class B, 4.965% 1/30/40 (i)	EUR	200,000	288,706
Red & Black Consumer PLC Series 2006-1 Class C, 4.775% 5/15/21 (i)	EUR	300,000	445,639
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 7.1719% 10/25/45 (i)	GBP	100,478	163,845
TOTAL ASSET-BACKED SECURITIES (Cost $2,475,749)			2,456,905
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Arkle Master Issuer PLC:
floater:
Series 2006-1X Class 5M1, 4.85% 2/17/52 (i)	EUR	100,000	136,786
Series 2007-1X Class 1C, 5.2506% 2/17/52 (i)		200,000	200,000
Series 2006-1X Class 2C, 4.93% 2/17/52 (i)	EUR	150,000	218,559
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 4.66% 7/17/42 (i)		400,000	370,766
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $949,796)			926,111
Commercial Mortgage Securities - 0.3%
		Principal Amount (d)	Value
Ireland - 0.1%
European Property Capital Series 4 Class C, 5.8525% 7/20/14 (i)	GBP	41,701	$ 79,671
German Residential Asset Note Distributor PLC Series 1 Class A, 4.893% 7/20/16 (i)	EUR	180,644	251,383
Rivoli Pan Europe PLC Series 2006-1 Class B 4.544% 8/3/18 (i)	EUR	100,000	138,405
TOTAL IRELAND			469,459
Japan - 0.1%
JLOC 37 LLC (Reg. S) Series X Class B1, 1.3819% 1/15/15 (i)	JPY	16,872,000	157,644
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 5.463% 7/22/43 (i)	EUR	100,000	133,008
United Kingdom - 0.1%
Broadgate PLC 6.6263% 10/5/25 (i)	GBP	43,250	81,664
Canary Wharf Finance II plc Series 3MUK Class C2, 6.8256% 10/22/37 (i)	GBP	150,000	265,538
TOTAL UNITED KINGDOM			347,202
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,083,730)			1,107,313
Supranational Obligations - 0.5%

European Investment Bank 5.625% 6/7/32 (Cost $1,750,096)	GBP	800,000	1,804,535
Preferred Securities - 0.0%

Cayman Islands - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (i) (Cost $175,000)	175,000	167,001
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 3.79% (b)	17,934,092	17,934,092
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	1,932,525	1,932,525
TOTAL MONEY MARKET FUNDS (Cost $19,866,617)		19,866,617
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.71%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $46,000)	$ 46,002	$ 46,000
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $369,720,133)		383,951,141
NET OTHER ASSETS - (1.7)%		(6,352,450)
NET ASSETS - 100%		$ 377,598,691
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,244,233 or 0.9% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $89,201 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DDI Holding AS 9.3% 1/19/12	3/22/07	$ 92,201
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$46,000 due 2/01/08 at 1.71%
Banc of America Securities LLC	$ 1,983
Barclays Capital, Inc.	25,479
Goldman, Sachs & Co.	5,764
ING Financial Markets LLC	7,010
Lehman Brothers, Inc.	5,764
$ 46,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 238,915
Fidelity Securities Lending Cash Central Fund	8,363
Total	$ 247,278
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $370,761,136. Net unrealized appreciation aggregated $13,190,005, of which $26,498,701 related to appreciated investment securities and $13,308,696 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 31, 2008